Stock Option Plan	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Option Plan

12. Stock Option Plan

On March 15, 1995, the Company adopted the 1995 Stock Option Plan that permits the Company to grant options to officers, directors, employees and others to purchase up to 1,012,500 shares of Common Stock. On September 29, 1997, the Company approved an increase of 549,000 shares making a total of 1,561,500 shares of common stock available under the stock option plan. On January 7, 2002, the Company adopted the 2001 Stock Option Plan to purchase an additional 1,125,000 shares of Common Stock. On September 30, 2003, the Company adopted the 2003 Stock Option Plan to purchase an additional 900,000 shares of Common Stock. On September 19, 2005, the Company’s shareholders approved an increase of 500,000 shares making a total of 1,400,000 shares of common stock available under the 2003 Stock Option Plan. On August 17, 2007, the Company’s Board of Directors, subject to shareholders’ approval, approved an increase of 400,000 shares making a total of 1,800,000 shares of common stock available under the 2003 Stock Option Plan. The Company’s shareholders approved this amendment at the Company’s Annual Shareholders’ Meeting held on October 9, 2007. On August 13, 2010, the Company’s Board of Directors, subject to shareholders’ approval, approved an increase of 800,000 shares making a total of 2,600,000 shares of common stock available under the 2003 Stock Option Plan. The Company’s shareholders approved this amendment at the Company’s Annual Shareholders’ Meeting held on September 16, 2010.

On August 7, 2013, the Company’s Board of Directors, subject to shareholder approval, approved amendments to the 2003 Stock Option Plan to increase by 900,000 shares the number of shares that can be optioned and sold under the 2003 Stock Option Plan, bringing to a total of 3,500,000 shares the number of common shares that can be optioned and sold under the 2003 Stock Option Plan. The Company’s shareholders approved this amendment at the Company’s Annual shareholders’ Meeting held on September 11, 2013.

As of March 31, 2020, options to purchase an aggregate of 5,669,000 common shares had been granted under the stock option plans. Options granted under the stock option plans vest immediately and are exercisable for a period of up to 10 years commencing on the date of grant, at a price equal to at least the fair market value of the Common Stock at the date of grant, and may contain such other terms as the Board of Directors or a committee appointed to administer the plan may determine. A summary of the option activity (with weighted average prices per option) is as follows:

	Year ended March 31,
	2018			2019			2020
	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of the year	532,000	$2.1	$0.51	506,000	$2.1	$0.51	500,000	$2.1	$0.51
Exercised during the year	-	$-	$-	-	$-	$-	(30,000)	$2.14	$0.55
Cancelled during the year	(26,000)	$2.1	$0.55	(6,000)	$2.09	$0.55	-	$-	$-
Outstanding and exercisable at the end of the year	506,000	$2.1	$0.51	500,000	$2.1	$0.51	470,000	$2.1	$0.51

Range of exercise price per share	$2.09 to $2.14	$2.09 to $2.14	$2.09 to $2.14

During the years ended March 31, 2018, 2019 and 2020, the Company recognized employee stock-based compensation expense of $nil, $nil and $nil, respectively. No options were granted for the years ended March 31, 2018, 2019 and 2020. The weighted average remaining contractual life of the share options outstanding at March 31, 2020 was 4.0 years. At March 31, 2019 and 2020, there were 1,268,000 and 1,268,000 options available for future grant under the plans, respectively.

As of March 31, 2020, the Company had outstanding stock options to acquire an aggregate of 470,000 shares of common stock with an intrinsic value of $58. Of those outstanding options, 470,000 shares had vested as of March 31, 2020, representing an intrinsic value of $58. As of March 31, 2019, the Company had outstanding stock options to acquire an aggregate of 500,000 shares of common stock with an intrinsic value of $445. Of those outstanding options, 500,000 shares had vested as of March 31, 2019, representing an intrinsic value of $445.

The total intrinsic value of options exercised amounted to $26 during the year ended March 31, 2020.